Consolidated Statement of Profit and Loss and Other Comprehensive Loss - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jun. 03, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Consolidated Statement of Profit and Loss and Other Comprehensive Loss
Revenue		$ 266,446	$ 71,293	$ 322,921	$ 79,272	$ 16,034
Cost of care delivery		(23,927)	(11,823)	(289,672)	(67,254)	(19,810)
Platform & application expenses		(16,703)	(6,434)	(42,829)	(38,137)	(23,569)
Research & development expenses		(10,057)	(10,390)	(47,534)	(54,711)	(51,205)
Sales, general & administrative expenses		(58,310)	(31,479)	(196,673)	(94,681)	(84,270)
Recapitalization transaction expense	$ (148,700)			(148,722)
Operating loss		(90,103)	(12,750)	(402,509)	(175,511)	(162,820)
Finance costs		(6,628)	(992)	(14,291)	(4,530)	(1,116)
Finance income		255	14	326	610	1,015
Change in fair value of warrant liabilities		5,575		27,811
Exchange gain / (loss)		(447)	(573)	868	(2,836)	17,075
Net finance expense		(1,245)	(1,551)	14,714	(6,756)	16,974
Gain on sale of subsidiary			3,917	3,917
Gain on remeasurement of equity interest				10,495
Share of loss of equity-accounted investees			(455)	(2,602)	(1,124)
Loss before taxation		(91,348)	(10,839)	(375,985)	(183,391)	(145,846)
Tax benefit / (provision)		(9)	(8)	1,474	(4,639)	5,559
Loss for the financial year		(91,357)	(10,847)	(374,511)	(188,030)	(140,287)
Other comprehensive loss Items that may be reclassified subsequently to profit or loss:
Currency translation differences		(3,753)	(1,754)	(1,702)	3,579	(9,693)
Other comprehensive loss for the period, net of income tax		(3,753)	(1,754)	(1,702)	3,579	(9,693)
Total comprehensive loss for the year		(95,110)	(12,601)	(376,213)	(184,451)	(149,980)
Loss attributable to:
Equity holders of the parent		(91,357)	(10,466)	(368,482)	(186,799)	(140,287)
Non-controlling interest			(381)	(6,029)	(1,231)
Loss for the financial year		(91,357)	(10,847)	(374,511)	(188,030)	(140,287)
Total comprehensive loss attributable to:
Equity holders of the parent		(95,110)	(12,220)	(370,184)	(183,220)	(149,980)
Non-controlling interest			(381)	(6,029)	(1,231)
Total comprehensive loss for the year		$ (95,110)	$ (12,601)	$ (376,213)	$ (184,451)	$ (149,980)
Loss per share
Net loss per share, Basic and Diluted		$ (0.24)	$ (0.04)	$ (1.36)	$ (0.77)	$ (0.58)
Weighted average shares outstanding, Basic and Diluted		384,531,450	245,229,566	271,321,253	242,935,770	241,903,166